CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) - USD ($)	HZO, Inc. and Subsidiaries Convertible Preferred Stock Series 2 Preferred Stock	HZO, Inc. and Subsidiaries Convertible Preferred Stock Series 2-A Preferred Stock	HZO, Inc. and Subsidiaries Convertible Preferred Stock Series 2-B Preferred Stock	HZO, Inc. and Subsidiaries Convertible Preferred Stock Series 2-C Preferred Stock	HZO, Inc. and Subsidiaries Convertible Preferred Stock	HZO, Inc. and Subsidiaries Common Stock	HZO, Inc. and Subsidiaries Additional Paid-In Capital Series 2 Preferred Stock	HZO, Inc. and Subsidiaries Additional Paid-In Capital Series 2-A Preferred Stock	HZO, Inc. and Subsidiaries Additional Paid-In Capital Series 2-B Preferred Stock	HZO, Inc. and Subsidiaries Additional Paid-In Capital Series 2-C Preferred Stock	HZO, Inc. and Subsidiaries Additional Paid-In Capital	HZO, Inc. and Subsidiaries Accumulated Deficit	HZO, Inc. and Subsidiaries Accumulated Other Comprehensive Income (Loss)	HZO, Inc. and Subsidiaries Series 2 Preferred Stock	HZO, Inc. and Subsidiaries Series 2-A Preferred Stock	HZO, Inc. and Subsidiaries Series 2-B Preferred Stock	HZO, Inc. and Subsidiaries Series 2-C Preferred Stock	HZO, Inc. and Subsidiaries	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2023					$ 4,119,991	$ 56,439					$ 297,295,560	$ (270,210,561)	$ 2,036,908					$ 33,298,337
Balance as at the beginning (in shares) at Dec. 31, 2023					4,119,991,396	56,438,694
Increase (decrease) in shareholders' equity
Stock-based compensation											33,228							33,228
Foreign currency translation													690,540					690,540
Net loss												(22,091,427)						(22,091,427)
Balance at Dec. 31, 2024					$ 4,119,991	$ 56,439					297,328,788	(292,301,988)	2,727,448					11,930,678
Balance at the end (in shares) at Dec. 31, 2024					4,119,991,396	56,438,694
Balance at Dec. 31, 2024					$ 4,119,991	$ 56,439					297,328,788	(292,301,988)	2,727,448					11,930,678
Balance at the end (in shares) at Dec. 31, 2024					4,119,991,396	56,438,694
Balance at Dec. 31, 2024					$ 4,119,991	$ 56,439					297,328,788	(292,301,988)	2,727,448					11,930,678
Balance as at the beginning (in shares) at Dec. 31, 2024					4,119,991,396	56,438,694
Increase (decrease) in shareholders' equity
Issuance of preferred stock	$ 10,932,485	$ 3,026,641					$ (3,508,968)	$ (1,080,137)						$ 7,423,517	$ 1,946,504
Stock Issued During Period, Shares, New Issues	10,932,485,432	3,026,640,546
Issuance of preferred stock upon conversion of subordinated convertible promissory notes			$ 6,027,708	$ 4,059,267					$ (2,252,281)	$ 718,255						$ 3,775,427	$ 4,777,522
Issuance of preferred stock upon conversion of subordinated convertible promissory notes (in shares)			6,027,707,347	4,059,267,542
Repurchase of equity securities					$ (151,528)	$ (6,125)					157,652							(1)
Repurchase of equity securities (in shares)					(151,528,243)	(6,125,454)
Stock-based compensation											3,160							3,160
Foreign currency translation													(234,268)					(234,268)
Net loss												(9,936,452)						(9,936,452)
Balance at Jun. 30, 2025					$ 28,014,564	$ 50,314					291,366,469	(302,238,440)	2,493,181					19,686,088
Balance at the end (in shares) at Jun. 30, 2025					28,014,564,020	50,313,240
Balance at Dec. 31, 2024					$ 4,119,991	$ 56,439					297,328,788	(292,301,988)	2,727,448					11,930,678
Balance as at the beginning (in shares) at Dec. 31, 2024					4,119,991,396	56,438,694
Increase (decrease) in shareholders' equity
Issuance of preferred stock	$ 10,932,485	$ 3,026,641					$ (3,511,121)	$ (1,077,984)						$ 7,421,364	$ 1,948,657
Stock Issued During Period, Shares, New Issues	10,932,485,432	3,026,640,546
Issuance of preferred stock upon conversion of subordinated convertible promissory notes			$ 6,027,708	$ 4,059,267					$ (2,252,281)	$ 718,255						$ 3,775,427	$ 4,777,522
Issuance of preferred stock upon conversion of subordinated convertible promissory notes (in shares)			6,027,707,347	4,059,267,542
Repurchase of equity securities					$ (151,528)	$ (11,614)					163,136							(6)
Repurchase of equity securities (in shares)					(151,528,243)	(11,613,741)
Stock-based compensation											4,625							4,625
Foreign currency translation													(1,317,000)					(1,317,000)
Net loss												(15,628,206)						(15,628,206)
Balance at Dec. 31, 2025					$ 28,014,564	$ 44,825					291,373,418	(307,930,194)	1,410,448					12,913,061		$ 10	$ (659)	$ (659)
Balance at the end (in shares) at Dec. 31, 2025					28,014,564,020	44,824,953
Balance at Jun. 30, 2025					$ 28,014,564	$ 50,314					291,366,469	(302,238,440)	2,493,181					19,686,088
Balance at the end (in shares) at Jun. 30, 2025					28,014,564,020	50,313,240
Balance at Dec. 03, 2025																			$ 0	0	0	0
Increase (decrease) in shareholders' equity
Issuance of preferred stock																				10
Stock Issued During Period, Shares, New Issues																			100
Net loss																					(659)	(659)
Balance at Dec. 31, 2025					$ 28,014,564	$ 44,825					291,373,418	(307,930,194)	1,410,448					12,913,061		10	(659)	(659)
Balance at the end (in shares) at Dec. 31, 2025					28,014,564,020	44,824,953
Increase (decrease) in shareholders' equity
Net loss																					(37,269)	(37,269)
Balance at Mar. 31, 2026																				10	(37,928)	(37,928)
Balance at Dec. 31, 2025					$ 28,014,564	$ 44,825					291,373,418	(307,930,194)	1,410,448					12,913,061		10	(659)	(659)
Balance as at the beginning (in shares) at Dec. 31, 2025					28,014,564,020	44,824,953
Increase (decrease) in shareholders' equity
Stock-based compensation											946							946
Foreign currency translation													(731,429)					(731,429)
Net loss												(53,180,792)						(53,180,792)				(138,061,944)
Balance at Jun. 30, 2026					$ 28,014,564	$ 44,825					291,374,364	(361,110,986)	679,019					(40,998,214)		10	(138,062,603)	(138,062,603)
Balance at the end (in shares) at Jun. 30, 2026					28,014,564,020	44,824,953
Balance at Mar. 31, 2026																				10	(37,928)	(37,928)
Increase (decrease) in shareholders' equity
Net loss																					(138,024,675)	(138,024,675)
Balance at Jun. 30, 2026					$ 28,014,564	$ 44,825					$ 291,374,364	$ (361,110,986)	$ 679,019					$ (40,998,214)		$ 10	$ (138,062,603)	$ (138,062,603)
Balance at the end (in shares) at Jun. 30, 2026					28,014,564,020	44,824,953